ACQUISITIONS AND DIVESTITURES - HELD FOR SALE ASSETS AND LIABILITIES (Details) - USD ($) $ in Millions	Dec. 31, 2024	Dec. 31, 2023
Business Combination, Asset Acquisition, and Joint Venture Formation [Abstract]
Cash, cash equivalents and short-term investments	$ 0	$ 37
Marketable securities	0	8
Trade accounts receivable, less allowances	0	95
Inventories	23	299
Prepaid expenses and other current assets	0	60
Equity method investments	0	4
Other noncurrent assets	0	51
Deferred income tax assets	0	28
Property, plant and equipment — net	108	1,267
Goodwill	0	231
Other intangible assets	0	14
Assets held for sale	131	2,094
Accounts payable and accrued expenses	2	464
Loans and notes payable	0	63
Accrued income taxes	0	24
Long-term debt	0	2
Other noncurrent liabilities	1	108
Deferred income tax liabilities	0	58
Liabilities held for sale	$ 3	$ 719